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
                                  Prospectus Supplement dated Nov. 17, 2010*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) RAVA 5 ADVANTAGE                                    140463 A (7/10)       140464 A (7/10)
  VARIABLE ANNUITY/RAVA 5 SELECT
  VARIABLE ANNUITY/RAVA 5 ACCESS
  VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------



The information in this supplement updates and amends certain information contained in your current variable annuity contract prospectus. Please read it carefully and keep it with your variable annuity prospectus.

Effective on or about November 17, 2010, RVST Variable Portfolio -- UBS Large Cap Growth Fund (Class 2) will change its name to RVST Variable
Portfolio -- Nuveen Winslow Large Cap Growth Fund (Class 2). Additionally, Winslow Capital Management, Inc. will replace ClearBridge Advisors, LLC as the sub-adviser.

The following information will replace the current fund description in "Appendix A; The Funds" section of the prospectuses:





--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
RVST Variable         Seeks long-term growth of capital.                  Columbia Management Investment
Portfolio-                                                                Advisers, LLC, adviser;
Nuveen Winslow                                                            Winslow Capital Management,
Large Cap                                                                 Inc., subadviser.
Growth Fund (Class
2)
(previously RVST
Variable
Portfolio -- UBS
Large Cap
Growth Fund (Class
2))


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



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
140463-1A (11/10)


* Valid until next prospectus update.